SCHEDULE OF FINANCING AND OPERATING LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Financing lease assets	$ 652	$ 597
Operating lease assets, Right of use assets	3,989	4,384	$ 3,892
Total lease assets	4,641	4,981
Current financing lease liabilities	98	177	184
Current operating lease liabilities	1,030	1,027	1,321
Total current lease liabilities	1,128	1,204
Noncurrent financing lease liabilities	75	138
Noncurrent operating lease liabilities	3,152	3,540	$ 2,591
Total long-term lease liabilities	3,227	3,678
Total lease liabilities	$ 4,355	$ 4,882